CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2013	Dec. 31, 2012
CURRENT LIABILITIES:
Related parties (Note 3)	$ 50,800	$ 45,000
Total liabilities	50,800	45,000
DEFICIENCY (Note 4):
Common stock of GBP0.0001 par value: Authorized: 55,000,000 shares at December 31, 2013 and 2012; Issued and outstanding: 32,315,698 shares at December 31, 2013 and 2012	5,960	5,960
Additional paid-in capital	4,821,942	4,821,942
Accumulated deficit	(4,878,702)	(4,872,902)
Total deficiency	(50,800)	(45,000)
Total liabilities and deficiency